Share Capital - Summary Of The Number Of Options Outstanding (Parenthetical) (Detail)	12 Months Ended
	Nov. 30, 2019 $ / shares	Nov. 30, 2019 $ / shares	Nov. 30, 2018 $ / shares	Nov. 30, 2018 $ / shares
Disclosure of classes of share capital [abstract]
Weighted average share price of options excercised on the exercise date | (per share)	$ 5.82	$ 7.78	$ 7.07	$ 9.14